Schedule of Investments (unaudited) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
(LIBOR USD 3 Month + 4.50%), 5.10%, 10/10/19(a)(b)(c)(d)	USD 8,430	$1

Total Asset-Backed Securities — 0.0% (Cost: $38,862)		1

	Shares

Common Stocks — 0.2%

Capital Markets — 0.0%
New Holdings LLC(b)(d)	1,269	444,150

Chemicals — 0.0%(b)(d)
GEO Specialty Chemicals, Inc.(e)	39,151	9,788
GEO Specialty Chemicals, Inc	235,827	58,957

		68,745

Commercial Services & Supplies — 0.0%
Preston Holdings LLC(b)(d)	42,521	231,314

Electric Utilities — 0.1%
TexGen Power LLC(b)(d)	46,825	1,849,588

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(b)	71,823	1,077

Machinery — 0.0%
Ameriforge Group, Inc.(b)	5,385	306,945

Marine — 0.0%
Projector SA(b)(d)	42,521	—

Media — 0.1%(b)
Clear Channel Outdoor Holdings, Inc.	480,539	2,441,138
iHeartMedia, Inc.	24,004	396,066

		2,837,204

Software — 0.0%
Avaya Holdings Corp.(b)	259	3,258

Total Common Stocks — 0.2% (Cost: $6,192,581)		5,742,281

	Par (000)

Corporate Bonds — 1.2%

Aerospace & Defense — 0.1%
TransDigm, Inc., 6.25%, 03/15/26(e)	2,326	2,375,427

Capital Markets — 0.3%
Blackstone CQP Holdco LP(e):
6.50%, 03/20/21	6,607	6,629,332
6.00%, 08/18/21	1,558	1,550,210

		8,179,542

Commercial Services & Supplies — 0.0%
Prime Security Services Borrower LLC, 9.25%, 05/15/23(e)	763	799,242

Communications Equipment — 0.0%
Avaya, Inc., 7.00%, 04/01/19(a)(b)(d)(e)	5,545	—

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20(a)(d)	5,909	—

Machinery — 0.0%
Colfax Corp., 6.00%, 02/15/24(e)	846	874,197

Security	Par (000)	Value

Media — 0.2%
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	USD 3,645	$3,717,900
iHeartCommunications, Inc.:
6.38%, 05/01/26	1,156	1,200,467
8.38%, 05/01/27	2,095	2,191,558

		7,109,925

Metals & Mining — 0.2%
Freeport-McMoRan, Inc., 3.55%, 03/01/22	4,985	4,879,069

Oil, Gas & Consumable Fuels — 0.4%
CNX Resources Corp., 5.88%, 04/15/22	4,732	4,537,420
CONSOL Energy, Inc., 11.00%, 11/15/25(e)	7,105	7,700,045

		12,237,465

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc., 5.75%, 08/15/27(e)	386	389,619

Total Corporate Bonds — 1.2% (Cost: $36,801,961)		36,844,486

Floating Rate Loan Interests — 92.6%(f)

Aerospace & Defense — 1.9%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.19%, 11/30/25(d)	5,570	5,611,815
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.49% - 7.56%, 11/28/21	8,332	8,186,288
Standard Aero, Term Loan, (LIBOR USD 6 Month + 4.00%), 6.60%, 01/23/26	15,360	15,383,615
Standardaero Holding Canada Borrow, Term Loan, (LIBOR USD 6 Month + 4.00%), 6.60%, 12/30/24	8,258	8,270,760
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.94%, 06/09/23	24,027	23,591,772

		61,044,250

Air Freight & Logistics — 0.3%
Avolon Borrower 1 LLC, 1st Lien Term Loan B-3, (LIBOR USD 1 Month + 1.75%), 4.19%, 01/15/25	8,559	8,529,350

Airlines — 0.3%
American Airlines, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.45%, 10/10/21	5,403	5,380,325
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.43%, 04/28/23	2,828	2,782,036

		8,162,361

Auto Components — 0.7%
Adient US LLC, Term Loan B, 04/25/24(g)	2,594	2,550,550
Caliber Collision, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.97%, 02/05/26	6,243	6,250,804
Panther BF (Power Solns), Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.93%, 03/18/26	11,977	11,879,747
Panther BF Aggregator 2, Term Loan B, (EURIBOR 1 Month + 3.75%), 3.75%, 04/30/26	EUR 2,000	2,232,200

		22,913,301

Building Products — 0.7%
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.63%, 05/05/24(d)	USD 6,779	6,694,401
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.60%, 12/14/24	5,516	5,478,299

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 3 Month + 3.75%), 3.75%, 04/11/24	EUR 2,000	$2,223,687
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.86%, 12/19/23	USD 8,908	8,710,127

		23,106,514

Capital Markets — 1.7%
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 02/13/25	8,286	8,045,269
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 12/27/22	5,694	5,683,261
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.70%, 04/12/24	4,895	4,846,050
Jefferies Finance LLC, Term Loan, 05/22/26(g)	5,599	5,586,738
RPI Finance Trust, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 03/27/23	10,242	10,230,494
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, 03/18/26(g)	15,006	14,324,428
Travelport Finance (Luxembourg) SA, 2nd Lien Term Loan, 03/18/27(d)(g)	5,005	4,854,850

		53,571,090

Chemicals — 4.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B-1, (EURIBOR 1 Month + 3.25%), 3.25%, 09/13/23	EUR 1,975	2,187,760
Alpha 3 BV, Term Loan, 01/31/24(g)	USD 19,541	19,247,917
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.79%, 08/12/22	9,156	9,144,729
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 4.35%, 06/01/24	13,478	13,202,862
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.19%, 04/03/25	8,001	7,781,334
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.94%, 06/13/23	1,667	1,479,846
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.15%, 06/28/24	3,106	3,093,078
Hexion, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.75%), 5.35%, 10/12/20	2,942	2,933,409
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.52%, 03/28/25	7,552	7,306,189
Invictus Co., Term Loan B-26, (LIBOR USD 3 Month + 6.75%), 9.27%, 03/30/26(d)	1,945	1,925,550
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.69%, 11/07/24	4,793	4,775,178
Messer Industries LLC, Term Loan, 03/01/26(g)	15,623	15,310,348
Momentive Performance Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.65%, 05/15/24	3,301	3,286,575
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 1 Month + 3.50%), 6.13%, 10/14/24	11,943	11,913,150
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 5.08%, 02/08/25	12,151	12,085,641
Starfruit Finco BV, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.72%, 10/01/25	4,863	4,819,359
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 02/23/25	4,719	4,509,176

		125,002,101

Security	Par (000)	Value

Commercial Services & Supplies — 4.5%
Access CIG LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 02/27/25	USD 3,081	$3,064,694
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.64%, 11/10/23	12,782	12,750,186
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 07/28/22	7,746	7,523,731
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(g)	12,850	12,452,045
Camelot US Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.68%, 10/03/23	13,216	13,196,941
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.83%, 11/01/24	8,458	8,288,954
Cast & Crewpayroll, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 6.44%, 01/16/26	8,318	8,357,511
EnergySolutions, LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.35%, 05/30/25	2,811	2,649,141
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 05/30/25	14,321	14,005,796
Harland Clarke Holdings Corp., Term Loan B, 11/03/23(g)	2,946	2,452,203
Information Resources, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.94% - 7.02%, 11/07/25	2,411	2,380,073
Inmar, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 6.60%, 05/01/24	4,216	3,970,626
KAR Auction Services, Inc., Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 5.13%, 03/09/23	7,982	7,955,869
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 05/02/22	13,964	13,812,779
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.47%, 02/01/25	3,406	3,303,347
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 11/08/23	1,146	1,144,672
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 05/01/24	11,589	11,526,543
West Corp., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.94% - 6.02%, 10/10/24	1,628	1,505,622
10/10/24(g)	13,475	12,537,582

		142,878,315

Communications Equipment — 0.4%
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.69%, 12/15/24	7,484	7,320,262
Ciena Corp., Term Loan B-1, (LIBOR USD 1 Month + 2.00%), 4.44%, 09/26/25	5,003	4,995,569

		12,315,831

Construction & Engineering — 0.2%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.35%, 04/01/25	1,975	1,944,595
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.69%, 05/23/25	5,918	5,687,177

		7,631,772

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials — 1.3%
ABC Supply Co., Inc., Term Loan B, 10/31/23(g)	USD 13,730	$13,497,446
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 08/13/25(d)	4,024	3,974,072
HD Supply Waterworks Ltd., Term Loan, 08/01/24(g)	16,523	16,474,304
Plaskolite, Term Loan, (LIBOR USD 1 Month + 4.25%), 6.69%, 12/15/25	4,678	4,623,266
Tamko Building Products, Inc., 1st Lien Term Loan B, 05/03/26(d)(g)	2,409	2,396,955

		40,966,043

Containers & Packaging — 2.9%
Berry Global, Inc., Term Loan Q, 10/01/22(g)	21,822	21,641,365
Berry Plastics Corp., Term Loan U, 05/17/26(g)	8,095	8,049,506
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.85%, 04/03/24	12,242	11,908,816
Charter NEX US, Inc., 1st Lien Term Loan, 05/16/24(g)	11,764	11,516,793
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 12/29/23	8,237	7,894,784
Flex Acquisition Co., Term Loan, 06/30/25(g)	4,946	4,747,019
Reynolds Group Holdings, Inc., 1st Lien Term Loan, 02/05/23(g)	22,680	22,467,285
Verallia Packaging SAS, Term Loan B-4, (EURIBOR 1 Month + 2.75%), 2.75%, 10/31/22	EUR 1,765	1,967,952

		90,193,520

Diversified Consumer Services — 2.8%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 04/04/24	USD 16,058	15,922,844
Allied Universal Holdco LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.50%), 10.94%, 07/28/23	2,063	2,009,032
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.19%, 11/07/23	7,386	7,362,836
BrightView Landscapes LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 5.00%, 08/08/25	7,980	7,956,598
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.69%, 05/20/24	6,652	6,595,166
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 8.08%, 12/07/24	5,713	5,675,555
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.94% - 8.10%, 08/04/25(d)	5,593	5,494,951
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.85%, 11/14/22	16,627	16,290,620
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 05/06/24	5,517	5,112,743
Trugreen Ltd. Partnership, Term Loan 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.19%, 03/13/26(d)	9,170	9,181,704
Verisure Holding AB, Term Loan B-1, (EURIBOR 3 Month + 3.00%), 3.00%, 10/21/22	EUR 2,000	2,218,481
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.35%, 11/29/24	USD 4,848	4,751,286

		88,571,816

Security	Par (000)	Value

Diversified Financial Services — 1.9%
Clearesult, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.95%, 08/15/25	USD 3,748	$3,673,202
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 07/12/25	6,954	6,910,592
LTI Holdings, Inc., Term Loan, 09/06/25(g)	4,150	3,944,122
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 01/23/25	5,734	5,677,981
SSH Group Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.79% - 6.83%, 07/30/25	5,545	5,487,414
Tank Holdings Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.44% - 6.79%, 12/30/24	4,265	4,272,464
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 12/20/24	17,991	17,836,094
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.19% - 6.34%, 03/16/25	2,831	2,828,425
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 04/15/25	10,595	10,324,883

		60,955,177

Diversified Telecommunication Services — 2.7%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.18%, 01/31/26	5,515	5,266,961
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.19%, 07/15/25	2,585	2,469,328
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.44%, 08/14/26	14,187	13,779,232
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 5.19%, 11/01/22	5,146	5,126,021
01/31/25(g)	8,894	8,642,029
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 10/05/23	1,990	1,942,343
Eircom Finco SARL, Term Loan, (EURIBOR 6 Month + 3.00%), 3.00%, 05/14/26	EUR 2,000	2,232,914
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.69%, 02/22/24	USD 13,162	12,941,630
MTN Infrastructure TopCo, Inc., Term Loan, 11/15/24(g)	10,350	10,263,518
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.13%, 01/31/26	2,460	2,362,909
TDC A/S, Term Loan, (EURIBOR 1 Month + 2.75%), 2.75%, 06/04/25	EUR 2,458	2,745,009
Telesat Canada, Term Loan B-4, (LIBOR USD 3 Month + 2.50%), 5.11%, 11/17/23(d)	USD 3,556	3,512,039
Zayo Group LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%), 4.44%, 01/19/21	11,419	11,412,362
(LIBOR USD 1 Month + 2.25%), 4.69%, 01/19/24	1,530	1,528,470

		84,224,765

Electric Utilities — 0.9%
Calpine Construction Finance Co. LP, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.94%, 01/15/25	2,271	2,249,687
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.69%, 05/03/25	2,012	2,025,789
Granite Acquisition, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 6.09%, 12/17/21	9,428	9,423,944

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 6.10%, 12/17/21	USD 1,194	$1,193,214
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.44%, 08/04/23	9,008	8,975,955
Vistra Operations Co. LLC, Term Loan B-3, 12/31/25(g)	3,236	3,223,250

		27,091,839

Electrical Equipment — 0.7%
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.44%, 09/07/23	11,097	11,033,297
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.94%, 02/12/25(d)	7,599	7,532,715
SCS Holdings I, Inc., 1st Lien Term Loan B, 05/22/26(g)	3,104	3,100,120

		21,666,132

Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp., Term loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/27/21	1,967	1,964,135

Energy Equipment & Services — 0.4%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.44%, 05/12/25	6,664	6,458,462
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.18%, 11/08/22(d)	3,790	3,808,950
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.86%, 07/13/20	3,305	3,284,244

		13,551,656

Entertainment — 1.4%
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.43%, 02/15/24	11,538	11,483,083
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.94%, 07/03/24	8,156	8,140,542
PCI Gaming Authority, 1st Lien Term Loan, 05/15/26(g)	7,596	7,591,857
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.73%, 05/24/25	3,504	3,426,167
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.36%, 05/18/25	15,174	14,680,612

		45,322,261

Equity Real Estate Investment Trusts (REITs) — 1.2%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 03/25/24	3,534	3,492,394
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 12/31/22	13,617	13,569,734
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.43%, 03/22/24	6,373	6,117,682
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.19%, 01/02/26	8,403	8,111,947
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.61%, 05/11/24	5,733	5,706,112

		36,997,869

Security	Par (000)	Value

Food & Staples Retailing — 1.0%
Albertson’s LLC, Term Loan B-7, (LIBOR USD 1 Month + 3.00%), 5.44%, 11/17/25	USD 8,121	$8,061,243
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.13%, 05/23/25	4,026	3,928,173
H-Food Incremental, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.44%, 05/23/25	4,886	4,818,576
US Foods, Inc., Term Loan B, 06/27/23(g)	13,600	13,466,003

		30,273,995

Food Products — 2.1%
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.22%, 10/01/25	2,825	2,820,513
ARAMARK Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.19%, 03/11/25	6,881	6,838,054
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.94%, 10/10/23	10,029	9,816,267
Hostess Brands LLC, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.69% - 4.83%, 08/03/22	12,989	12,861,970
JBS USA LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 5.03%, 05/01/26	9,238	9,212,965
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.69%, 05/15/24	5,091	5,035,391
Post Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 05/24/24	6,810	6,776,321
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.82% - 5.94%, 08/28/24	13,900	11,606,726

		64,968,207

Gas Utilities — 0.2%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 06/30/25	7,400	7,409,683

Health Care Equipment & Supplies — 0.9%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.60%, 06/15/21	16,342	16,260,370
Sterigenics-Nordion Holdings LLC, Term Loan, 05/15/22(g)	8,220	8,135,252
Universal Hospital Services, Inc., Delayed Draw Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 10/18/25(d)	3,614	3,600,447

		27,996,069

Health Care Providers & Services — 5.5%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.94%, 06/30/25	3,835	3,835,020
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 06/07/23	17,359	17,294,297
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.97%, 07/25/23	8,000	8,039,966
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.22%, 06/01/22(d)	5,508	5,466,604
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 05/31/25	4,289	4,235,051
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.19%, 05/31/25	790	780,147
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.94%, 12/20/24	4,743	4,347,350
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 10/10/25	10,872	9,870,652

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.50%, 07/02/26	USD 1,275	$1,292,926
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.25%, 07/02/25	7,642	7,642,109
HC Group Holdings III, Inc., 1st Lien Term Loan B, 04/07/22(d)(g)	8,075	8,014,438
HC Group Holdings III, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.19%, 04/07/22	10,713	10,672,391
HCA, Inc., Term Loan B11, (LIBOR USD 1 Month + 1.75%), 4.19%, 03/17/23	2,634	2,632,122
HomeVi SAS, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 10/31/24	EUR 2,000	2,226,860
LGC Ltd., Term Loan B-3, (LIBOR USD 1 Month + 3.50%), 5.94%, 03/08/23	USD 4,000	3,920,000
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.35%, 06/07/23	17,831	17,418,878
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.94%, 10/20/22	11,825	11,426,118
Orchid Orthopedic Solutions, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.10%, 02/28/26	2,690	2,703,450
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.70%, 06/30/25	17,028	16,438,771
Radiology Partners, Inc., 1st Lien Term Loan B, 07/09/25(g)	2,305	2,307,608
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.97%, 04/03/25	3,839	3,795,429
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 06/27/25	3,332	3,321,427
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.19%, 06/26/26	1,821	1,811,895
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 02/06/24	6,734	6,056,554
Vizient, Inc., Term Loan B-5, (LIBOR USD 6 Month + 2.75%), 5.22%, 05/17/26	3,646	3,633,674
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 12/02/24	8,746	8,535,852
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 06/07/24	3,623	3,557,563

		171,277,152

Health Care Technology — 1.5%
Athenahealth, Inc., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.95% - 7.05%, 02/05/26	19,368	19,327,715
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.19%, 03/01/24	11,636	11,444,437
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 10/10/25	4,474	4,455,080
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 10/23/23	9,253	9,180,919
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 6.50%), 8.94%, 10/21/24	1,261	1,258,058

		45,666,209

Security	Par (000)	Value

Hotels, Restaurants & Leisure — 7.2%
1011778 BC ULC, Term Loan, 02/16/24(g)	USD 22,798	$22,491,408
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 4.34%, 10/19/24	2,884	2,849,181
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.64%, 09/15/23	12,694	12,615,082
Caesars Resort Collection LLC, Term Loan, 12/23/24(g)	17,808	17,665,250
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.69%, 08/06/21	7,001	6,986,105
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.69%, 02/12/21	6,830	6,781,051
CityCenter Holdings LLC, Term Loan B, 04/18/24(g)	18,812	18,613,751
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 05/03/24	EUR 1,913	2,109,423
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.44%, 11/30/23	USD 12,619	12,550,671
Gateway Casinos & Entertainment Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.60%, 12/01/23	665	663,938
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19% - 5.19%, 10/04/23	6,561	6,515,707
GVC Holdings plc, Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 03/29/24	EUR 2,080	2,324,102
GVC Holdings plc, Term Loan B-2, (LIBOR USD 1 Month + 2.50%), 4.94%, 03/15/24	USD 2,282	2,277,215
Hilton Worldwide Finance LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 1.75%), 4.18%, 10/25/23	7,111	7,089,019
IRB Holding Corp., Term Loan B, 02/05/25(g)	15,583	15,409,808
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.19%, 04/03/25	4,556	4,542,289
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.61%, 12/16/24	5,411	5,385,739
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 03/21/25	16,503	16,369,250
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.19%, 04/29/24	5,936	5,808,389
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.19% - 5.23%, 08/14/24	11,622	11,426,372
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.75%), 3.75%, 02/24/25	EUR 2,000	2,204,695
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 07/10/25	USD 20,449	20,439,871
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.94%, 06/08/23	11,674	11,578,787
Tackle Group SARL, Term Loan, (EURIBOR 3 Month + 3.50%), 3.50%, 08/08/22	EUR 2,000	2,217,230
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.19%, 05/30/25	USD 7,438	7,395,825
Wynn Resorts Ltd., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.69%, 10/22/24	3,195	3,167,835

		227,477,993

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables — 0.3%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.94% - 5.97%,11/08/23	USD 4,193	$2,930,697
(LIBOR USD 1 Month + 8.00%), 10.44%, 11/08/24	562	274,650
Springs Window Fashions LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 6.68%, 05/25/25(d)	6,099	5,854,956

		9,060,303

Household Products — 0.4%
Energizer Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 12/17/25	1,575	1,565,578
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.69%, 05/01/25	2,789	2,771,494
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.44%, 01/26/24	6,829	6,764,545
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.94%, 12/16/24	2,350	2,308,550

		13,410,167

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 4.27%, 05/31/22	4,875	4,859,379
Calpine Corp., 1st Lien Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 5.11%, 01/15/24	2,518	2,501,756
Calpine Corp., Term Loan B-7, (LIBOR USD 3 Month + 2.50%), 5.11%, 05/31/23	3,904	3,874,225
Calpine Corp., Term Loan B-9, (LIBOR USD 3 Month + 2.75%), 5.34%, 03/20/26	7,200	7,159,968
Dayton Power and Light Co. (The), Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.43%, 08/24/22	3,417	3,408,470

		21,803,798

Industrial Conglomerates — 1.5%
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.94%, 05/16/24	3,179	3,167,874
Filtration Group Corp., Term Loan B, 03/29/25(g)	13,885	13,836,192
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.70% - 5.88%, 02/21/25	6,763	6,571,385
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.44%, 04/23/26(d)	8,065	8,044,837
Vertiv Co., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.44%, 11/30/23(d)	15,383	14,459,905

		46,080,193

Insurance — 4.4%
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.50%, 10/03/25	4,204	4,188,235
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, 05/09/25(g)	3,821	3,766,856
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.43%, 05/09/25	15,280	14,871,355
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19% - 5.22%, 01/25/24	14,909	14,764,972
AssuredPartners, Inc., Term Loan, 10/22/24(g)	11,477	11,337,279
Asurion LLC, 1st Lien Term Loan B-6, (LIBOR USD 1 Month + 3.00%), 5.44%, 11/03/23	10,146	10,102,679
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.50%), 8.94%, 08/04/25	10,789	10,955,366
Asurion LLC, Term Loan, 11/03/24(g)	1,292	1,285,696

Security	Par (000)	Value

Insurance (continued)
Asurion LLC, Term Loan B-4, (LIBOR USD 1 Month + 3.00%), 5.44%, 08/04/22	USD 9,175	$9,134,386
Geronimo Intermediate Parent, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 06/22/23	5,432	5,386,282
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.29% - 5.34%, 04/25/25	13,272	12,914,480
Sedgwick, 1st Lien Term Loan, 12/31/25(g)	26,709	26,297,625
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.60%, 05/16/24	12,296	11,939,846

		136,945,057

IT Services — 10.3%
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.88%, 03/20/25	3,044	3,013,807
Applied Systems, Inc., Term Loan:
09/19/24(g)	10,371	10,304,700
(LIBOR USD 1 Month + 7.00%), 9.44%, 09/19/25	2,282	2,294,943
Boxer Parent Co., Inc., Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.85%, 10/02/25	11,607	11,389,735
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.19%, 04/28/25	4,044	4,059,165
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 04/29/24	4,152	4,126,481
Epicor Software, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 06/01/22	9,497	9,449,708
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.94%, 11/27/24	4,422	4,414,533
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.44%, 04/26/24	31,989	31,930,081
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.44%, 07/08/22	2,139	2,135,419
Gartner, Inc., Term Loan A, (LIBOR USD 1 Month + 1.50%), 3.94%, 03/21/22(d)	1,421	1,421,053
Global Payments, Inc., Term Loan B:
(LIBOR USD 1 Month + 1.75%), 4.19%, 04/21/23	4,365	4,360,863
(LIBOR USD 1 Month + 1.75%), 4.19%, 10/17/25	1,459	1,456,116
GoDaddy, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 02/15/24	11,474	11,447,235
Greeneden US Holdings I LLC, Term Loan B, 12/01/23(g)	7,260	7,180,253
IG Investments Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.98%, 05/23/25	14,453	14,358,832
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 11/29/24	17,292	16,470,707
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.69%, 12/01/25	3,383	3,262,108
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.83%, 08/01/25	6,450	5,353,605
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 08/01/24	5,020	4,631,275
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.52% - 5.58%, 11/03/23	6,981	6,450,117
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.44%, 02/22/24	12,203	12,111,737

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Solera LLC, Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 5.19%, 03/03/23	USD 23,517	$23,335,115
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.85%, 09/30/22	21,414	21,280,446
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.69%, 04/16/25	12,533	12,446,326
SS&C Technologies Holdings, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 4.69%, 07/08/22	6,640	6,621,941
SS&C Technologies, Inc., 1st Lien Term Loan B-5, (LIBOR USD 1 Month + 2.25%), 4.69%, 04/16/25	7,531	7,480,484
TKC Holdings, Inc., Term Loan, 02/01/23(g)	3,230	3,201,815
Trans Union LLC, 1st Lien Term Loan B-4, (LIBOR USD 1 Month + 2.00%), 4.44%, 06/19/25	5,912	5,891,216
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.44%, 04/10/23	12,598	12,557,848
Verscend Holding Corp., Term Loan B, 08/27/25(g)	20,658	20,637,350
Vertafore, Inc., Term Loan B, 07/02/25(g)	7,629	7,338,971
WEX, Inc., Term Loan, 05/15/26(g)	19,381	19,227,925
Worldpay LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 4.15% - 4.19%, 08/09/24	7,695	7,688,188
Zephyr Midco 2 Ltd., Term Loan B, (LIBOR GBP 1 Month + 4.50%), 5.23%, 07/23/25	GBP 2,000	2,492,671

		321,822,769

Life Sciences Tools & Services — 0.3%
Albany Molecular Research, Inc., Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.69%, 08/30/24	USD 2,555	2,488,343
(LIBOR USD 1 Month + 7.00%), 9.44%, 08/30/25	1,855	1,836,450
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 11/21/24	6,523	6,520,338

		10,845,131

Machinery — 2.0%
Columbus Mckinnon Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.50%), 5.10%, 01/31/24	751	748,339
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.60%, 05/18/24	4,029	3,981,546
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.19%, 07/30/24	9,614	9,608,062
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.19%, 04/01/24	18,597	18,448,163
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.94%, 03/12/25	3,276	3,281,153
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 01/31/24	1,410	1,409,126
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 03/28/25	19,843	19,027,998
WELBILT, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 10/11/25	4,951	4,895,697

		61,400,084

Media — 5.4%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 07/12/24	5,624	5,565,744
Cable One, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.19%, 05/01/24	3,694	3,666,494

Security	Par (000)	Value

Media (continued)
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.69%, 07/17/25	USD 5,698	$5,580,448
Charter Communications Operating LLC, Term Loan B, 04/30/25(g)	11,296	11,269,431
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.94%, 01/25/26	4,311	4,257,483
Cumulus Media New Holdings, Inc., Term Loan, 05/13/22(g)	6,438	6,409,680
Gray Television, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98%, 01/02/26	2,473	2,460,043
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.73%, 02/07/24	4,021	3,988,849
iHeartCommunications, Inc., 1st Lien Term Loan, 05/01/26(b)(g)	11,501	11,504,342
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.93%, 01/02/24	9,105	9,098,670
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90% - 5.69%, 12/01/23	10,046	10,004,325
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.69%, 03/24/25	5,171	5,132,436
Meredith Corp., Term Loan B, (LIBOR USD 3 Month + 1.75%), 5.19% - 7.25%, 01/31/25	3,976	3,965,064
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 02/01/24	9,558	9,408,619
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.69%, 08/15/26	10,756	10,607,927
The E.W. Scripps Co., Term Loan B, (LIBOR USD 6 Month + 2.75%), 5.24%, 04/03/26	4,275	4,261,662
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.43%, 09/28/23	16,025	15,974,777
Tribune Media Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 01/26/24	13,461	13,440,652
Unitymedia Finance LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%), 4.44%, 06/01/23	5,732	5,703,148
(LIBOR USD 1 Month + 2.25%), 4.69%, 01/15/26	1,655	1,644,391
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.69%, 09/30/25	10,644	10,584,819
Univision Communications, Inc., Term Loan C-5, (LIBOR USD 1 Month + 2.75%), 5.19%, 03/15/24	5,505	5,215,154
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 01/15/26	11,512	11,401,255

		171,145,413

Metals & Mining — 0.4%
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.02%, 07/31/25	3,621	3,616,114
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 03/08/24	8,170	8,135,141
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 01/04/23	1,923	1,922,813

		13,674,068

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multiline Retail — 0.7%
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 08/18/23	USD 5,641	$5,465,921
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.81%, 09/30/22	7,604	7,475,197
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.98%, 08/16/23	4,099	3,971,702
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.72%, 10/25/20	5,391	4,846,401

		21,759,221

Multi-Utilities — 0.2%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.53%, 11/28/24	1,190	1,128,782
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.44%, 12/08/23	5,436	5,350,932

		6,479,714

Oil, Gas & Consumable Fuels — 1.1%
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 7.19%, 10/22/25	3,468	3,355,290
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.80%, 12/31/21	5,341	5,378,239
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.94%, 11/28/22	4,819	4,786,857
Edgewater Generation LLC, Term Loan:
12/13/25(d)(g)	2,143	2,134,963
(LIBOR USD 1 Month + 3.75%), 6.19%, 12/13/25	3,315	3,308,892
EURO Garages Ltd., Term Loan B, 02/07/25(g)	6,258	6,137,951
EURO Garages Ltd., Term Loan B-1, (LIBOR USD 3 Month + 4.00%), 6.60%, 02/07/25	3,589	3,519,954
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.43%, 03/01/24(d)	4,186	2,762,982
MEG Energy Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.94%, 12/31/23	1,965	1,959,024

		33,344,152

Pharmaceuticals — 3.4%
Amneal Pharmaceuticals LLC, Term Loan B-18, (LIBOR USD 1 Month + 3.50%), 6.00%, 03/21/25	11,379	11,273,992
Bausch Health Cos., Inc., Term Loan, 06/02/25(g)	25,837	25,736,415
Catalent Pharma Dollar, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.69%, 05/20/24	4,152	4,140,311
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.68%, 05/08/26	7,187	7,172,051
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.75%, 04/29/24	12,576	12,112,320
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.64%, 01/31/25	11,438	11,378,428
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 08/18/22	21,198	20,939,649
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.35%, 09/24/24	3,483	3,059,112

Security	Par (000)	Value

Pharmaceuticals (continued)
National Veterinary Associates, Inc., Term Loan B-3, (LIBOR USD 1 Month + 2.75%), 5.19%, 02/02/25	USD 9,927	$9,591,752

		105,404,030

Professional Services — 0.5%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan, 02/06/26(g)	16,055	16,014,863

Real Estate Management & Development — 0.7%
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 08/30/23	10,502	10,458,449
Forest City, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.44%, 12/31/25	8,167	8,183,519
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.69%, 02/08/25	3,808	3,623,658

		22,265,626

Road & Rail — 0.6%
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 08/18/22(d)	2,333	2,310,150
Uber Technologies, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.93%, 07/13/23	9,757	9,716,104
(LIBOR USD 1 Month + 4.00%), 6.45%, 03/14/25	6,243	6,225,907

		18,252,161

Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., Term Loan, 05/29/25(g)	4,123	4,106,466

Software — 6.9%
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 7.29% - 7.33%, 09/29/23	6,680	6,179,198
Financial & Risk US Holdings, Inc., Term Loan:
(EURIBOR 3 Month + 4.00%), 4.00%, 10/01/25	EUR 1,614	1,799,824
10/01/25(g)	USD 40,084	39,051,010
Infor US, Inc., Term Loan, 02/01/22(g)	32,328	32,188,942
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.69%, 08/05/22	19,822	19,797,237
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.58%, 11/01/23	20,971	20,901,238
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.83%, 11/01/24	9,285	9,551,944
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.18%, 09/30/24	18,351	18,320,795
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.82%, 07/31/25(d)	4,897	4,823,276
RP Crown Parent LLC, 1st Lien Term Loan, 10/12/23(g)	6,497	6,445,610
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.19%, 02/05/24	19,822	19,651,529
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.69%, 04/16/25	8,791	8,729,612
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.94%, 12/04/20	18,359	18,321,030
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 6 Month + 3.75%), 6.27%, 05/04/26	12,331	12,331,000

		218,092,245

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail — 0.7%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 5.07%, 11/07/24	USD 9,076	$9,047,407
CD&R Firefly Bidco Ltd., Term Loan, (LIBOR GBP 3 Month + 4.50%), 5.32%, 06/23/25	GBP 2,000	2,518,664
IAA Spinco, Inc., Term Loan B, 05/22/26(d)(g)	USD 3,542	3,550,990
Midas Intermediate Holdco II LLC, Term Loan B, 08/18/21(d)(g)	3,579	3,471,677
Optiv, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 02/01/24	2,670	2,480,198

		21,068,936

Technology Hardware, Storage & Peripherals — 0.6%
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.19%, 04/29/23(d)	19,098	18,525,541

Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.70%, 01/02/25	5,944	5,871,062
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.19%, 10/17/23	13,120	13,094,011
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.19%, 10/31/25	610	609,236

		19,574,309

Wireless Telecommunication Services — 1.4%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 05/27/24	6,127	5,490,895
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.19%, 05/16/24	8,004	7,924,063
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 8.75%), 0.00%, 12/07/20(h)	8,004	5,653,130
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.44%, 04/06/25	11,739	11,553,776
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 5.00%, 02/02/24	13,265	12,958,658

		43,580,522

Total Floating Rate Loan Interests — 92.6% (Cost: $2,946,445,741)		2,906,384,175

Security	Shares	Value

Investment Companies — 3.1%
Invesco Senior Loan ETF(i)	4,254,262	$96,316,492

Total Investment Companies — 3.1% (Cost: $96,317,684)		96,316,492

	Beneficial Interest (000)

Other Interests — 0.0%

Capital Markets — 0.0%(j)
Millennium Lender Claim(d)	15,011	—

		—

Total Other Interests — 0.0%		—

	Shares

Warrants — 0.1%

Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 06/08/17, 1 share for 1 warrant, Expires 06/08/22, Strike Price USD 0.00)(b)	17,095	—

Media — 0.1%
iHeartMedia, Inc. (Issued/exercisable 05/01/19, 1 share for 1 warrant, Expires 12/31/19, Strike Price USD 1.00)(b)	180,353	2,975,644

Total Warrants — 0.1%		2,975,644

Total Long-Term Investments — 97.2% (Cost: $3,089,043,003)		3,048,263,079

Short-Term Securities — 6.6%(k)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%*	124,275,655	124,275,655
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 2.23%	9,637,772	9,637,772
SL Liquidity Series, LLC, Money Market Series, 2.57%(l)*	74,377,164	74,392,040

Total Short-Term Securities — 6.6% (Cost: $208,302,702)		208,305,467

Total Options Purchased — 0.0% (Cost: $620,337)		122,125

Total Investments — 103.8% (Cost: $3,297,966,042)		3,256,690,671

Liabilities in Excess of Other Assets — (3.8)%		(119,072,982)

Net Assets — 100.0%		$3,137,617,689

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio

(i)	Security, or a portion of the security, is on loan.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(k)	Annualized 7-day yield as of period end.
(l)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended May 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	259,585,142	—		(135,309,487	)(b)	124,275,655	$124,275,655	$2,484,746		$—	$—
SL Liquidity Series, LLC, Money Market Series	36,796,209	37,580,955	(c)	—		74,377,164	74,392,040	344,094	(d)	(7,840)	1,696
iShares iBoxx $ High Yield Corporate Bond ETF(e)	—	300,000		(300,000)		—	—	29,145		75,858	—

							$198,667,695	$2,857,985		$68,018	$1,696

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	No longer held by the Fund as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	26,603,000	USD	29,656,758	HSBC Bank plc	06/05/19	$65,195
GBP	3,670,000	USD	4,615,025	JPMorgan Chase Bank NA	06/05/19	25,000
USD	2,218,994	EUR	1,985,000	Goldman Sachs International	06/05/19	1,271
USD	27,769,082	EUR	24,679,000	HSBC Bank plc	06/05/19	196,700
USD	4,814,878	GBP	3,679,000	State Street Bank and Trust Co.	06/05/19	163,474

						451,640

USD	29,727,735	EUR	26,603,000	HSBC Bank plc	07/03/19	(67,606)
USD	4,621,822	GBP	3,670,000	JPMorgan Chase Bank NA	07/03/19	(25,206)

						(92,812)

Net Unrealized Appreciation						$358,828

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Health Care Select Sector SPDR Fund	750	06/21/19	USD	92.00	USD	6,546	$6,750
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	06/21/19	USD	87.00	USD	8,490	2,500
SPDR S&P 500 ETF Trust	500	06/21/19	USD	305.00	USD	13,764	750
SPDR S&P 500 ETF Trust	1,250	06/21/19	USD	289.00	USD	34,409	29,375
SPDR S&P 500 ETF Trust	1,500	06/21/19	USD	299.00	USD	41,291	2,250
SPDR S&P 500 ETF Trust	1,500	06/21/19	USD	295.00	USD	41,291	6,750
iShares iBoxx $ High Yield Corporate Bond ETF	2,500	07/19/19	USD	86.00	USD	21,225	73,750

							$122,125

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

SCA	Svenska Cellulosa Aktiebolaget

11

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$—	$1	$1
Common Stocks:
Capital Markets	—	—	444,150	444,150
Chemicals	—	—	68,745	68,745
Commercial Services & Supplies	—	—	231,314	231,314
Electric Utilities	—	—	1,849,588	1,849,588
Health Care Providers & Services	—	1,077	—	1,077
Machinery	—	306,945	—	306,945
Marine	—	—	—	—
Media	2,441,138	396,066	—	2,837,204
Software	3,258	—	—	3,258
Corporate Bonds:
Aerospace & Defense	—	2,375,427	—	2,375,427
Capital Markets	—	8,179,542	—	8,179,542
Commercial Services & Supplies	—	799,242	—	799,242
Communications Equipment	—	—	—	—
Electric Utilities	—	—	—	—
Machinery	—	874,197	—	874,197
Media	—	7,109,925	—	7,109,925
Metals & Mining	—	4,879,069	—	4,879,069
Oil, Gas & Consumable Fuels	—	12,237,465	—	12,237,465
Pharmaceuticals	—	389,619	—	389,619
Floating Rate Loan Interests:
Aerospace & Defense	—	55,432,435	5,611,815	61,044,250
Air Freight & Logistics	—	8,529,350	—	8,529,350
Airlines	—	8,162,361	—	8,162,361
Auto Components	—	22,913,301	—	22,913,301
Building Products	—	16,412,113	6,694,401	23,106,514
Capital Markets	—	48,716,240	4,854,850	53,571,090
Chemicals	—	123,076,551	1,925,550	125,002,101

12

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio

	Level 1	Level 2	Level 3	Total
Commercial Services & Supplies	$—	$142,878,315	$—	$142,878,315
Communications Equipment	—	12,315,831	—	12,315,831
Construction & Engineering	—	7,631,772	—	7,631,772
Construction Materials	—	34,595,016	6,371,027	40,966,043
Containers & Packaging	—	90,193,520	—	90,193,520
Diversified Consumer Services	—	73,895,161	14,676,655	88,571,816
Diversified Financial Services	—	60,955,177	—	60,955,177
Diversified Telecommunication Services	—	80,712,726	3,512,039	84,224,765
Electric Utilities	—	27,091,839	—	27,091,839
Electrical Equipment	—	14,133,417	7,532,715	21,666,132
Electronic Equipment, Instruments & Components	—	1,964,135	—	1,964,135
Energy Equipment & Services	—	9,742,706	3,808,950	13,551,656
Entertainment	—	45,322,261	—	45,322,261
Equity Real Estate Investment Trusts (REITs)	—	36,997,869	—	36,997,869
Food & Staples Retailing	—	30,273,995	—	30,273,995
Food Products	—	64,968,207	—	64,968,207
Gas Utilities	—	7,409,683	—	7,409,683
Health Care Equipment & Supplies	—	24,395,622	3,600,447	27,996,069
Health Care Providers & Services	—	153,961,090	13,481,042	167,442,132
Health Care Providers and Services	—	3,835,020	—	3,835,020
Health Care Technology	—	45,666,209	—	45,666,209
Hotels, Restaurants & Leisure	—	227,477,993	—	227,477,993
Household Durables	—	3,205,347	5,854,956	9,060,303
Household Products	—	13,410,167	—	13,410,167
Independent Power and Renewable Electricity Producers	—	21,803,798	—	21,803,798
Industrial Conglomerates	—	23,575,451	22,504,742	46,080,193
Insurance	—	136,945,057	—	136,945,057
IT Services	—	320,401,716	1,421,053	321,822,769
Life Sciences Tools & Services	—	10,845,131	—	10,845,131
Machinery	—	61,400,084	—	61,400,084
Media	—	171,145,413	—	171,145,413
Metals & Mining	—	13,674,068	—	13,674,068
Multiline Retail	—	21,759,221	—	21,759,221
Multi-Utilities	—	6,479,714	—	6,479,714
Oil, Gas & Consumable Fuels	—	28,446,207	4,897,945	33,344,152
Pharmaceuticals	—	105,404,030	—	105,404,030
Professional Services	—	16,014,863	—	16,014,863
Real Estate Management & Development	—	22,265,626	—	22,265,626
Road & Rail	—	15,942,011	2,310,150	18,252,161
Semiconductors & Semiconductor Equipment	—	4,106,466	—	4,106,466
Software	—	213,268,969	4,823,276	218,092,245
Specialty Retail	—	14,046,269	7,022,667	21,068,936
Technology Hardware, Storage & Peripherals	—	—	18,525,541	18,525,541
Trading Companies & Distributors	—	19,574,309	—	19,574,309
Wireless Telecommunication Services	—	43,580,522	—	43,580,522
Investment Companies	96,316,492	—	—	96,316,492
Other Interests(a)	—	—	—	—
Warrants(a)	—	2,975,644	—	2,975,644
Short-Term Securities	133,913,427	—	—	133,913,427
Options Purchased:
Equity contracts	122,125	—	—	122,125
Liabilities:
Investments:
Unfunded Floating rate Loan Interests(b)	—	(3,576)	—	(3,576)

Subtotal	$232,796,440	$2,807,474,996	$142,023,619	$3,182,295,055

Investments valued at NAV(c)				74,392,040

Total Investments				$3,256,687,095

Derivative Financial Instruments(d)
Assets:
Foreign currency exchange contracts	$—	$451,640	$—	$451,640
Liabilities:
Foreign currency exchange contracts	—	(92,812)	—	(92,812)

	$—	$358,828	$—	$358,828

13

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Floating Rate Income Portfolio

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of August 31, 2018	$7,548,976	$3,476,087	$160,707,442	$171,732,505
Transfers into level 3(a)	—	418,770	102,565,009	102,983,779
Transfers out of level 3(b)	—	—	(70,726,160)	(70,726,160)
Accrued discounts/premiums	—	—	166,365	166,365
Net realized gain (loss)	(91,408)	20,752	(4,304,723)	(4,375,379)
Net change in unrealized appreciation (depreciation)(c)	—	253,359	(2,565,033)	(2,311,674)
Purchases	—	251,199	51,108,216	51,359,415
Sales	(7,457,567)	(1,826,370)	(97,521,295)	(106,805,232)

Closing Balance, as of May 31, 2019	$1	$2,593,797	$139,429,821	$142,023,619

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019(c)	$—	$48,940	$(3,315,922)	$(3,266,982)

(a)

As of August 31, 2018, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of August 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14